Fees Summary	Sep. 19, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,140,000
Previously Paid Amount	0.00
Total Fee Amount	315.86
Total Offset Amount	0.00
Net Fee	315.86
Narrative - Max Aggregate Offering Price	$ 2,140,000
Final Prospectus	true